Stockholders' Equity (Registration Statements and At-the-Market Offering) (Details)									9 Months Ended		12 Months Ended
	Jan. 15, 2025	Dec. 12, 2023 shares	Oct. 30, 2023 USD ($)	Oct. 26, 2023 $ / shares shares	Mar. 15, 2023 shares	May 24, 2021 USD ($) shares	Dec. 04, 2019 USD ($)	Jul. 26, 2016 shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) item $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Jun. 12, 2024 USD ($)	May 31, 2024	Dec. 31, 2021 $ / shares	Jul. 31, 2018	Jul. 13, 2018	Dec. 31, 2016 USD ($) shares
Stockholders' Equity
Aggregate value of shares subscribed									$ 0		$ 591,000	$ 1,109,000
Preferred Stock, Shares Issued | shares									250,000		250,000	250,000
Sale of Stock aggregate offering price											$ 4,400,000
Proceeds from issuance of common shares									$ 5,944,000	$ 163,000
Aggregate fees of stock issuance									$ 784,000	$ 3,000
Stockholders' Equity Note, Stock Split, Conversion Ratio										15
Number of fractional shares issued in connection with the Reverse Stock Split | shares					0
Common stock issuable - Annual Stock Dividend											$ 477,000	$ 1,109,000
Common stock par value (in dollars per share) | $ / shares									$ 0.0001		$ 0.0001	$ 0.0001
Exercise price of warrant | $ / shares									$ 14.39		$ 67.16	$ 1,152.94			$ 6,036.53
Common stock, shares issuable | shares									0		8,380	3,382
At the Market Offering
Stockholders' Equity
Issuance of common shares (in shares) | shares									53,236	1,034	1,034	10,504
Agent commission (as a percent)														3.00%		3.00%	3.00%
Price per common stock | $ / shares									$ 21.84	$ 158.07	$ 158.07	$ 630.38
Proceeds from issuance of common shares									$ 1,200,000	$ 200,000	$ 163,000	$ 6,600,000
Aggregate fees of stock issuance									45,000	$ 3,000	3,000	100,000
Proceeds from issuance of Common Stock, net of offering costs											160,000	$ 6,500,000
Registration Statements
Stockholders' Equity
Issuance of common shares (in shares) | shares				18,400
Price per common stock | $ / shares				$ 85
Aggregate fees of stock issuance			$ 500,000
Number of shares issuable upon exercise of warrants shares | shares		54,868
Shelf Registration statement, value of securities authorized to be sold							$ 100,000,000
Amount for issued and sale of registered direct offering			$ 4,400,000								$ 195,600,000
Difference in price of common stock and pre-funded warrant | $ / shares				0.05
Common stock par value (in dollars per share) | $ / shares				0.0001
Exercise price of warrant | $ / shares				$ 0.05
Warrants issued | shares				33,364
Price per warrant | $ / shares				$ 84.95
Registration Statements | Maximum
Stockholders' Equity
Shelf Registration statement, value of securities authorized to be sold						$ 200,000,000
2021 S-3
Stockholders' Equity
Sale of Stock aggregate offering price						$ 200,000,000
Issuance of common shares (in shares) | shares						4,400,000
2024 S-3
Stockholders' Equity
Sale of Stock aggregate offering price													$ 40,000,000
Shares available for future issuance									$ 36,300,000
Private Placement
Stockholders' Equity
Exercise price of warrant | $ / shares				$ 79
Warrants issued | shares				3,104
Price per warrant | $ / shares				$ 6.25
Common Shares
Stockholders' Equity
Number of votes per share | item											1
Class A common shares
Stockholders' Equity
Director appointment right, period											10 years
Class A Preferred Shares
Stockholders' Equity
Preferred Stock, Shares Issued | shares												250,000
Subsequent event
Stockholders' Equity
Stockholders' Equity Note, Stock Split, Conversion Ratio	0.02
Fortress Biotech, Inc
Stockholders' Equity
Aggregate value of shares subscribed																		$ 900
Sale of Stock aggregate offering price											$ 200,000	$ 6,600,000
Issuance of common shares (in shares) | shares												259
Price per common stock | $ / shares												$ 634.49
Proceeds from issuance of common shares											200,000	$ 6,600,000
Common stock issuable - Annual Stock Dividend											$ 7,061	$ 3,742
Shares issuable | shares											1,294
Stock dividend (as a percent)								2.50%
Common stock, shares issuable | shares											25
Fortress Biotech, Inc | At the Market Offering
Stockholders' Equity
Issuance of common shares (in shares) | shares											25	259
Price per common stock | $ / shares												$ 634.49
Proceeds from issuance of common shares											$ 4,400,000
Fortress Biotech, Inc | Common Shares
Stockholders' Equity
Common stock, shares issuable | shares																		2,666
Fortress Biotech, Inc | Class B Common Shares
Stockholders' Equity
Number of shares converted | shares								7,250,000
Common stock, shares issuable | shares																		7,000,000
Fortress Biotech, Inc | Class A Preferred Shares
Stockholders' Equity
Number of shares issued in conversion | shares								250,000